TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of June 30, 2023	As of December 31, 2022
Current
Trade receivables, net	11,225	9,838
Accrued revenue	167	575
Deferred compensation cost	156	239
Other receivables	506	353
Deposits	190	263
Prepayments	1,005	954
	13,249	12,222

	As of June 30, 2023	As of December 31, 2022
Trade receivables, gross	12,783	10,715
Credit loss allowance	(1,558)	(877)
	11,225	9,838